Guarantor and Non-Guarantor Financial Information	12 Months Ended
Apr. 30, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information
NOTE 16	GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION

On October 13, 2011, the Company filed a registration statement on Form S-3 registering certain securities described therein, including debt securities which are guaranteed by certain of the Company’s subsidiaries. The Company issued $750.0 million of 3.50 percent Notes pursuant to the registration statement that are fully and unconditionally guaranteed, on a joint and several basis, by the following 100 percent wholly-owned subsidiaries of the Company: J. M. Smucker LLC and The Folgers Coffee Company (“subsidiary guarantors”). The following condensed consolidated financial information for the Company, the subsidiary guarantors, and the non-guarantor subsidiaries is provided. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with the Company’s 100 percent wholly-owned subsidiary guarantors and non-guarantor subsidiaries. The Company has accounted for investments in subsidiaries using the equity method.

CONDENSED STATEMENTS OF CONSOLIDATED INCOME

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,302,743	$1,547,757	$3,822,370	$(4,147,088)	$5,525,782
Cost of products sold	3,741,054	1,408,792	2,682,636	(4,151,923)	3,680,559

Gross Profit	561,689	138,965	1,139,734	4,835	1,845,223
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	243,392	61,457	660,327	—	965,176
Amortization and impairment charges	11,196	—	81,454	—	92,650
Other operating (income) expense – net	(1,325)	(1,251)	11,690	—	9,114

Operating Income	308,426	78,759	386,263	4,835	778,283
Interest (expense) income – net	(80,675)	2,969	(2,086)	—	(79,792)
Other income (expense) – net	1,404,340	443	(3,605)	(1,398,511)	2,667
Equity in net earnings of subsidiaries	(1,095,007)	184,217	79,192	831,598	—

Income Before Income Taxes	537,084	266,388	459,764	(562,078)	701,158
Income taxes	77,340	1,140	162,934	—	241,414

Net Income	$459,744	$265,248	$296,830	$(562,078)	$459,744

CONDENSED STATEMENTS OF CONSOLIDATED INCOME

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,880,940	$2,805,614	$3,759,833	$(5,620,644)	$4,825,743
Cost of products sold	3,196,825	2,546,492	2,884,851	(5,600,942)	3,027,226

Gross Profit	684,115	259,122	874,982	(19,702)	1,798,517
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	216,731	79,263	626,182	—	922,176
Amortization and impairment charges	5,188	64,675	21,580	—	91,443
Other operating (income) expense – net	(665)	(2,599)	3,890	—	626

Operating Income	462,861	117,783	223,330	(19,702)	784,272
Interest (expense) income – net	(67,687)	3,400	(2,795)	—	(67,082)
Other (expense) income – net	(1,338)	1,735	(423)	—	(26)
Equity in net earnings of subsidiaries	203,115	83,879	67,256	(354,250)	—

Income Before Income Taxes	596,951	206,797	287,368	(373,952)	717,164
Income taxes	117,469	21,838	98,375	—	237,682

Net Income	$479,482	$184,959	$188,993	$(373,952)	$479,482

CONDENSED STATEMENTS OF CONSOLIDATED INCOME

	Year Ended April 30, 2010
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,675,770	$2,899,461	$3,723,605	$(5,693,547)	$4,605,289
Cost of products sold	3,259,807	2,383,363	2,858,293	(5,682,864)	2,818,599

Gross Profit	415,963	516,098	865,312	(10,683)	1,786,690
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	193,036	107,407	613,311	—	913,754
Amortization and impairment charges	10,200	65,681	9,434	—	85,315
Other operating (income) expense – net	(22,546)	7,083	12,175	—	(3,288)

Operating Income	235,273	335,927	230,392	(10,683)	790,909
Interest (expense) income – net	(53,264)	12,429	(21,559)	—	(62,394)
Other income (expense) – net	151	17,609	(15,522)	—	2,238
Equity in net earnings of subsidiaries	393,208	61,459	35,223	(489,890)	—

Income Before Income Taxes	575,368	427,424	228,534	(500,573)	730,753
Income taxes	81,230	77,280	78,105	—	236,615

Net Income	$494,138	$350,144	$150,429	$(500,573)	$494,138

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108,281	$—	$121,427	$—	$229,708
Inventories	—	161,411	815,030	(14,865)	961,576
Other current assets	334,220	3,499	114,462	—	452,181

Total Current Assets	442,501	164,910	1,050,919	(14,865)	1,643,465
Property, Plant, and Equipment	220,354	389,163	486,572	—	1,096,089
Investments in Subsidiaries and Intercompany	5,684,496	4,241,145	702,550	(10,628,191)	—
Other Noncurrent Assets
Goodwill	981,606	—	2,073,012	—	3,054,618
Other intangible assets – net	435,713	—	2,751,294	—	3,187,007
Other noncurrent assets	59,992	11,137	62,918	—	134,047

Total Other Noncurrent Assets	1,477,311	11,137	4,887,224	—	6,375,672

	$7,824,662	$4,806,355	$7,127,265	$(10,643,056)	$9,115,226

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$323,608	$101,714	$191,650	$—	$616,972
Noncurrent Liabilities
Long-term debt	2,020,543	—	—	—	2,020,543
Deferred income taxes	104,822	311	887,559	—	992,692
Other noncurrent liabilities	212,303	20,031	89,299	—	321,633

Total Noncurrent Liabilities	2,337,668	20,342	976,858	—	3,334,868
Shareholders’ Equity	5,163,386	4,684,299	5,958,757	(10,643,056)	5,163,386

	$7,824,662	$4,806,355	$7,127,265	$(10,643,056)	$9,115,226

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$206,845	$—	$113,000	$—	$319,845
Inventories	—	182,531	700,750	(19,702)	863,579
Other current assets	364,377	8,190	81,008	—	453,575

Total Current Assets	571,222	190,721	894,758	(19,702)	1,636,999
Property, Plant, and Equipment	193,321	305,519	369,042	—	867,882
Investments in Subsidiaries and Intercompany	4,872,622	802,936	1,209,603	(6,885,161)	—
Other Noncurrent Assets
Goodwill	981,606	—	1,831,140	—	2,812,746
Other intangible assets – net	440,174	3,116	2,496,720	—	2,940,010
Other noncurrent assets	50,012	15,106	1,830	—	66,948

Total Other Noncurrent Assets	1,471,792	18,222	4,329,690	—	5,819,704

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$234,262	$81,239	$167,175	$—	$482,676
Noncurrent Liabilities
Long-term debt	1,304,039	—	—	—	1,304,039
Deferred income taxes	115,985	—	926,838	—	1,042,823
Other noncurrent liabilities	162,308	16,447	23,929	—	202,684

Total Noncurrent Liabilities	1,582,332	16,447	950,767	—	2,549,546
Shareholders’ Equity	5,292,363	1,219,712	5,685,151	(6,904,863)	5,292,363

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$1,622,917	$165,048	$(1,057,036)	$—	$730,929

Investing Activities
Businesses acquired, net of cash acquired	—	—	(737,255)	—	(737,255)
Additions to property, plant, and equipment	(52,994)	(133,605)	(87,645)	—	(274,244)
Equity investment in affiliate	—	—	(35,874)	—	(35,874)
Proceeds from divestitures	—	—	9,268	—	9,268
Sales and maturities of marketable securities	18,600	—	—	—	18,600
Proceeds from disposal of property, plant, and equipment	168	396	3,475	—	4,039
Other – net	—	(3,495)	(16,903)	—	(20,398)

Net Cash Used for Investing Activities	(34,226)	(136,704)	(864,934)	—	(1,035,864)

Financing Activities
Proceeds from long-term debt	748,560	—	—	—	748,560
Quarterly dividends paid	(213,667)	—	—	—	(213,667)
Purchase of treasury shares	(315,780)	—	—	—	(315,780)
Proceeds from stock option exercises	2,826	—	—	—	2,826
Intercompany	(1,906,881)	(28,344)	1,935,225	—	—
Other – net	(2,313)	—	—	—	(2,313)

Net Cash (Used for) Provided by Financing Activities	(1,687,255)	(28,344)	1,935,225	—	219,626
Effect of exchange rate changes on cash	—	—	(4,828)	—	(4,828)

Net (decrease) increase in cash and cash equivalents	(98,564)	—	8,427	—	(90,137)
Cash and cash equivalents at beginning of year	206,845	—	113,000	—	319,845

Cash and Cash Equivalents at End of Year	$108,281	$—	$121,427	$—	$229,708

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$212,428	$92,965	$86,169	$—	$391,562

Investing Activities
Additions to property, plant, and equipment	(59,072)	(53,416)	(67,592)	—	(180,080)
Purchases of marketable securities	(75,637)	—	—	—	(75,637)
Sales and maturities of marketable securities	57,100	—	—	—	57,100
Proceeds from disposal of property, plant, and equipment	1,081	305	4,444	—	5,830
Other – net	(43)	37	(120)	—	(126)

Net Cash Used for Investing Activities	(76,571)	(53,074)	(63,268)	—	(192,913)

Financing Activities
Repayments of long-term debt	(10,000)	—	—	—	(10,000)
Proceeds from long-term debt	400,000	—	—	—	400,000
Quarterly dividends paid	(194,024)	—	—	—	(194,024)
Purchase of treasury shares	(389,135)	—	—	—	(389,135)
Proceeds from stock option exercises	14,525	—	—	—	14,525
Intercompany	24,152	(39,891)	15,739	—	—
Other – net	7,740	—	475	—	8,215

Net Cash (Used for) Provided by Financing Activities	(146,742)	(39,891)	16,214	—	(170,419)
Effect of exchange rate changes on cash	—	—	8,045	—	8,045

Net (decrease) increase in cash and cash equivalents	(10,885)	—	47,160	—	36,275
Cash and cash equivalents at beginning of year	217,730	—	65,840	—	283,570

Cash and Cash Equivalents at End of Year	$206,845	$—	$113,000	$—	$319,845

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2010
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$499,197	$218,064	$(3,783)	$—	$713,478

Investing Activities
Additions to property, plant, and equipment	(41,148)	(62,324)	(33,511)	—	(136,983)
Proceeds from divestitures	19,554	—	—	—	19,554
Sales and maturities of marketable securities	13,519	—	—	—	13,519
Proceeds from disposal of property, plant, and equipment	—	185	20	—	205
Other – net	(706)	—	(32)	—	(738)

Net Cash Used for Investing Activities	(8,781)	(62,139)	(33,523)	—	(104,443)

Financing Activities
Repayment of bank note payable	—	(350,000)	—	—	(350,000)
Repayments of long-term debt	(275,000)	—	—	—	(275,000)
Quarterly dividends paid	(166,224)	—	—	—	(166,224)
Purchase of treasury shares	(5,569)	—	—	—	(5,569)
Proceeds from stock option exercises	6,413	—	—	—	6,413
Intercompany	(258,696)	194,075	64,621	—	—
Other – net	2,393	—	(561)	—	1,832

Net Cash (Used for) Provided by Financing Activities	(696,683)	(155,925)	64,060	—	(788,548)
Effect of exchange rate changes on cash	—	—	6,390	—	6,390

Net (decrease) increase in cash and cash equivalents	(206,267)	—	33,144	—	(173,123)
Cash and cash equivalents at beginning of year	423,997	—	32,696	—	456,693

Cash and Cash Equivalents at End of Year	$217,730	$—	$65,840	$—	$283,570

( )	Denotes use of cash